Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments
Financial Instruments

15.Financial Instruments

(a)Interest rate risk: The Company’s interest rates and loan repayment terms are described in Notes 7 and 8.

(b)Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, marketable securities, investments and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(c)Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of time charters and pool arrangements attached to vessels acquired in 2010 (Note 2(d)) equals their market value; therefore, no intangible assets or liabilities were recognized upon acquisition of the time charters and pool arrangements. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The present value of the future cash flows of the portion of one long-term bank loan with a fixed interest rate is estimated to be approximately $71,342 as compared to its carrying amount of $74,354 (Note 7). The fair value of the investment discussed in Note 3 equates to the amount that would be received by the Company in the event of sale of that investment. The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, bunker swap agreements discussed in Note 8 above and marketable securities discussed in note 4 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined. The fair value of the investment discussed in Note 3 is determined through Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and is determined by the Company’s own data. The fair values of the impaired vessels discussed in Note 5 are determined through Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations.

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	175,708	175,708	276,637	276,637
Restricted cash	5,984	5,984	6,291	6,291
Marketable securities	2,534	2,534	—	—
Investments	1,000	1,000	1,000	1,000
Debt	1,515,663	1,512,651	1,562,467	1,555,374

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of income or in the balance sheet, as a component of Accumulated other comprehensive loss.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	20,421	23,053

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	8,414	24,052

Subtotal		—	—	28,835	47,105

Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	8,807	9,433

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	9,386	12,386

Bunker swaps	Current portion of financial instruments—Fair value	1,755	3,378	—	—

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	498	—	—

Subtotal		1,755	3,876	18,193	21,819

Total derivatives		1,755	3,876	47,028	68,924

The Effect of Derivative Instruments on the Statement of Financial Performance for the Years Ended December 31, 2011, 2010 and 2009

Derivatives in Cash Flow Hedging Relationships

	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
Derivative		Amount
		2011	2010	2009
Interest rate swaps		(9,624)	(25,236)	(8,083)

Total		(9,624)	(25,236)	(8,083)

	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2011	2010	2009
Interest rate swaps	Depreciation expense	(117)	(42)	(13)
Interest rate swaps	Interest and finance costs, net	(26,772)	(29,424)	(21,891)

Total		(26,889)	(29,466)	(21,904)

	Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) Location
Derivative		Amount
		2011	2010	2009
Interest rate swaps	Interest and finance costs, net	—	(143)	278

Total		—	(143)	278

Derivatives Not Designated as Hedging Instruments

Derivative	Gain (Loss) Recognized on Derivative Location	Amount
		2011	2010	2009
Interest rate swaps	Interest and finance costs, net	(5,352)	(8,356)	3,866
Bunker swaps	Interest and finance costs, net	4,260	356	8,108

Total		(1,092)	(8,000)	11,974

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2011 and 2010:

Recurring measurements:	December 31, 2011	Quoted Prices in Active Markets for Identical Assets/ (Liabilities) (Level 1)	Significant Other Observable Inputs Assets/ (Liabilities) (Level 2)	Unobservable Inputs Assets/ (Liabilities) (Level 3)
Interest rate swaps	(47,028)	—	(47,028)	—
Marketable Securities	2,534		2,534
Bunker swaps	1,755	—	1,755	—

	(42,739)	—	(42,739)	—

Recurring measurements:	December 31, 2010	Quoted Prices in Active Markets for Identical Assets/ (Liabilities) (Level 1)	Significant Other Observable Inputs Assets/ (Liabilities) (Level 2)	Unobservable Inputs Assets/ (Liabilities) (Level 3)
Interest rate swaps	(68,924)	—	(68,924)	—
Bunker swaps	3,876	—	3,876	—

	(65,048)	—	(65,048)	—

The following tables present the fair values of items measured at fair value on a nonrecurring basis for the years ended December 31, 2011 and 2010:

Nonrecurring basis	December 31, 2011	Unobservable Inputs (Level 3)
Vessels held for sale (Note 5)	$43,674	$43,674

	$43,674	$43,674

Nonrecurring basis	December 31, 2010	Unobservable Inputs (Level 3)
Vessels held for use (Note 5)	$10,546	$10,546

	$10,546	$10,546